Redeemable Convertible Preferred Shares and Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Redeemable Convertible Preferred Shares and Shareholders' Equity
Note 12 - Redeemable Convertible Preferred Shares and Shareholders’ Equity

A.          Ordinary shares

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of shares outstanding.

On August 13, 2021, the Company effected a share split of each ordinary share into such number of ordinary shares, such that each ordinary share has a value of $10.00 per share after giving effect to such share split. The share split calculated ratio was 1:4.6937. As a result, all ordinary share, redeemable convertible preferred shares, options for ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods.

B.          Redeemable Convertible Preferred Seed, A, B, C and C-1 Shares

Upon the consummation of the recapitalization transaction, all redeemable convertible preferred shares outstanding, totaling 64,105,866 shares, were automatically converted into an equivalent number of ordinary shares on a one-to-one basis and their carrying value of $88,598 thousand was reclassified into shareholders’ equity.

C.          Warrants for redeemable convertible preferred shares

On February 16, 2020, the Company signed an investment agreement for a total consideration of $20,000 thousand, issuing a total of 4,717,813 redeemable convertible preferred C shares together with 1,179,456 warrants (“Warrants”). Each warrant was exercisable to one redeemable convertible preferred C Share with an exercise price of $0.0001 per warrant. On June 15, 2021, the warrants were converted to 1,179,456 redeemable convertible preferred C shares.

As the deemed liquidation preference provisions of the Redeemable Convertible Preferred C Shares were considered contingent redemption provisions that are not solely within the Company’s control, the Warrants had been presented as a liability, with a mark-to-market adjustment related to value of the Warrants being charged to the consolidated statements of operations as part of the financial income (expenses), net, every period. For the years ended December 31, 2021 and 2020, the Company charged $3,165 thousand and $3,271 thousand relating to the warrant’s fair value increased in the periods, respectively.

The exercise price of each Warrant was $0.0001 and therefore, the fair value of each Warrant is approximately equal to the fair value of the underlined Redeemable Convertible Preferred C Share.

	June 15	December 31
	2021	2020

Value of warrant per share	$9.238	$6.555
Number of redeemable convertible preferred shares issuable upon exercise of warrants	1,179,456	1,179,456
Fair value of warrant liability (in USD thousand)	$10,896	$7,731

D.          Warrants for ordinary shares

In connection with the Recapitalization, on August 13, 2021 (see Note 7), the Company issued warrants to purchase an aggregate of up to 13,825,000 Company Ordinary Shares, of which 5,200,000 are private warrants. The private warrants include provisions for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. Because the holder of the warrant is not an input into the pricing of a fixed-for-fixed option on equity shares, such a provision precludes the warrants from being indexed to the Company’s share, and thus the warrants were classified as a liability measured at fair value, with changes in fair value each period reported in the consolidated statements of operations. The Company measures the fair value of the private warrants using the Black and Scholes option pricing model. The fair value of the private warrants is considered a Level 3 fair value pursuant to ASC 820 “Fair Value” since valuation technique includes unobservable inputs.

The Black-Scholes assumptions used to value the private warrants are as follows:

	December 31	August 13
	2021	2021
Volatility	41.0%	33.5%
Risk-free interest rate	1.2%	0.8%
Expected dividends	0.0%	0.0%
Expected life (in years)	4.6	5.0

For the year ended December 31, 2021, the Company charged $8,424 thousand to the consolidated statements of operations as part of the financial income (expenses), net, relating to the warrant’s fair value decreased in the period.

	December 31	August 13
	2021	2021

Value of warrant per share	$0.37	$1.99
Number of ordinary shares issuable upon exercise of warrants	5,200,000	5,200,000
Fair value of warrant liability (in USD thousand)	$1,924	$10,348